SUPPLEMENT DATED JULY 18, 2014 TO THE

SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2014

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Africa Index ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The section captioned “Principal Risks of Investing in the Fund” is revised by replacing the “Index Tracking Risk” with the following:

Index Tracking Risk. The Fund’s return may not match the return of the Africa Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Africa Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Africa Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Africa Index, the Fund’s return may deviate significantly from the return of the Africa Index. In addition, the Fund may not be able to invest in certain securities included in the Africa Index, or invest in them in the exact proportions they represent of the Africa Index, due to legal restrictions or limitations imposed by the governments of certain African countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. In addition, the Fund maintains a tax reserve as a provision for Egyptian taxes while the Africa Index does not. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Africa Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Africa Index is not based on fair value prices), the Fund’s ability to track the Africa Index may be adversely affected. In light of the above factors, including the maintenance of a tax reserve as a provision for Egyptian taxes, as discussed above, the Fund’s return may deviate significantly from the return of the Africa Index.

Please refer to the Fund’s Prospectus and Statement of Additional Information for additional information regarding the risks of investing in Egypt.

Please retain this supplement for future reference.

SUPPLEMENT DATED JULY 18, 2014 TO THE

SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2014

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Egypt Index ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The section captioned “Principal Risks of Investing in the Fund” is revised by replacing the “Index Tracking Risk” with the following:

Index Tracking Risk. The Fund’s return may not match the return of the Egypt Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Egypt Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Egypt Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Egypt Index, the Fund’s return may deviate significantly from the return of the Egypt Index. In addition, the Fund may not be able to invest in certain securities included in the Egypt Index or invest in them in the exact proportions they represent of the Egypt Index, due to legal and regulatory rules and limitations imposed by the government of Egypt, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. In addition, the Fund maintains a tax reserve as a provision for Egyptian taxes while the Egypt Index does not. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Egypt Index is based on the securities’ closing prices on local foreign markets (i.e., the value of the Egypt Index is not based on fair value prices), the Fund’s ability to track the Egypt Index may be adversely affected. In light of the above factors, including the maintenance of a tax reserve as a provision for Egyptian taxes, as discussed above, the Fund’s return may deviate significantly from the return of the Egypt Index.

Please refer to the Fund’s Prospectus and Statement of Additional Information for additional information regarding the risks of investing in Egypt.

Please retain this supplement for future reference.

SUPPLEMENT DATED JULY 18, 2014 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2014

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Africa Index ETF and Market Vectors Egypt Index ETF (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The section captioned “Summary—Principal Risks of Investing in the Fund” for the Market Vectors Africa Index ETF is revised by replacing the “Index Tracking Risk” with the following:

Index Tracking Risk. The Fund’s return may not match the return of the Africa Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Africa Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Africa Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Africa Index, the Fund’s return may deviate significantly from the return of the Africa Index. In addition, the Fund may not be able to invest in certain securities included in the Africa Index, or invest in them in the exact proportions they represent of the Africa Index, due to legal restrictions or limitations imposed by the governments of certain African countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. In addition, the Fund maintains a tax reserve as a provision for Egyptian taxes while the Africa Index does not. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Africa Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Africa Index is not based on fair value prices), the Fund’s ability to track the Africa Index may be adversely affected. In light of the above factors, including the maintenance of a tax reserve as a provision for Egyptian taxes, as discussed above, the Fund’s return may deviate significantly from the return of the Africa Index.

The section captioned “Summary—Principal Risks of Investing in the Fund” for the Market Vectors Egypt Index ETF is revised by replacing the “Index Tracking Risk” with the following:

Index Tracking Risk. The Fund’s return may not match the return of the Egypt Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Egypt Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Egypt Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Egypt Index, the Fund’s return may deviate significantly from the return of the Egypt Index. In addition, the Fund may not be able to invest in certain securities included in the Egypt Index or invest in them in the exact proportions they represent of the Egypt Index, due to legal and regulatory rules and limitations imposed by the government of Egypt, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. In addition, the Fund maintains a tax reserve as a provision for Egyptian taxes while the Egypt Index does not. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Egypt Index is based on the securities’ closing prices on local foreign markets (i.e., the value of the Egypt Index is not based on fair value prices), the Fund’s ability to track the Egypt Index may be adversely affected. In light of the above factors, including the maintenance of a tax reserve as a provision for Egyptian taxes, as discussed above, the Fund’s return may deviate significantly from the return of the Egypt Index.

The section captioned “Additional Information About the Funds’ Investment Strategies and Risks—Risks of Investing in the Funds—Index Tracking Risk” is revised by adding the following as the final paragraph of that section:

Market Vectors Africa Index ETF and Market Vectors Egypt Index ETF maintain tax reserves as a provision for Egyptian taxes while the Africa Index and Egypt Index do not. In light of the above factors, including the maintenance of this tax reserve, Market Vectors Africa Index ETF’s and Market Vectors Egypt Index ETF’s returns may deviate significantly from the return of the Africa Index and the Egypt Index.

The section captioned “Shareholder Information—Tax Information” is revised by adding the following as the final sub-section of that section:

Egyptian Tax. Egypt has imposed a 10% tax on dividends and capital gains derived from investments in an issuer resident of Egypt. Effective July 18, 2014, each of Market Vectors Africa Index ETF and Market Vectors Egypt Index ETF will begin reserving 10% of its unrealized gains from its Egyptian investments to meet this tax liability. The tax reserve is reflected in each of Market Vectors Africa Index ETF’s and Market Vectors Egypt Index ETF’s daily NAV calculations as a deduction from the Fund’s NAV. Egyptian tax laws and regulations and interpretations thereof may be revised or amended in the future and may be applied retroactively.

Please refer to the Funds’ Prospectus and Statement of Additional Information for additional information regarding the risks of investing in Egypt.

Please retain this supplement for future reference.

SUPPLEMENT DATED JULY 18, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2014

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Africa Index ETF and Market Vectors Egypt Index ETF (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The section captioned “Taxes” is revised by adding the following as the final sub-section of that section:

Egyptian Tax. Egypt has imposed a 10% tax on dividends and capital gains derived from investments in an issuer resident of Egypt. Effective July 18, 2014, each of Market Vectors Africa Index ETF and Market Vectors Egypt Index ETF will begin reserving 10% of its unrealized gains from its Egyptian investments to meet this tax liability. The tax reserve is reflected in each of Market Vectors Africa Index ETF’s and Market Vectors Egypt Index ETF’s daily NAV calculations as a deduction from the Fund’s NAV. Egyptian tax laws and regulations and interpretations thereof may be revised or amended in the future and may be applied retroactively.

Please refer to the Funds’ Prospectus and Statement of Additional Information for additional information regarding the risks of investing in Egypt.

Please retain this supplement for future reference.